Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses [Abstract]
Accrued Compensation	$ 9,148	$ 5,198
Accrued Professional fees	2,743	2,380
Accrued inventory purchases	2,472
Accrued IT support	25	753
Accrued Legal fees	125	462
Accrued Other	1,459	288
Total	$ 15,972	$ 9,081